Balances and Transactions in Foreign Currencies - Exchange Rates (Details)	Apr. 18, 2025 $ / $	Mar. 28, 2025 $ / € $ / $	Dec. 31, 2024 $ / € $ / $	Dec. 31, 2023 $ / $ $ / €
Disclosure of exchange rates [Line Items]
Exchange rate			20.8557
Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate	19.7175
U.S. dollars
Disclosure of exchange rates [Line Items]
Exchange rate			20.2683	16.8935
U.S. dollars | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate		20.0213
Euros
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €			21.5241	18.6896
Euros | Abnormally large changes in asset prices or foreign exchange rates
Disclosure of exchange rates [Line Items]
Exchange rate | $ / €		22.6931